TAXES ON INCOME - Disclosure of detailed information about deferred taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Deferred tax assets	$ 769	$ 89
Deferred tax liabilities	1,503	826
Translation differences	63	0
Deferred tax expenses, net	(66)	(93)
Deferred tax assets (liabilities), net	(734)	(737)
Deferred tax assets [Member]
Disclosure of financial assets [line items]
Deferred tax assets	769	306
Deferred tax expenses, net	(440)	12
Deferred tax assets [Member] | Carryforward tax losses and other [Member]
Disclosure of financial assets [line items]
Deferred tax assets	769	306
Deferred tax expenses, net	(440)	12
Deferred tax liabilities [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	1,503	1,043
Deferred tax expenses, net	374	(105)
Deferred tax liabilities [Member] | Inventory and biological assets [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	1,239	805
Deferred tax expenses, net	385	(72)
Deferred tax liabilities [Member] | Intangible assets [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	264	238
Deferred tax expenses, net	$ (11)	$ (33)